FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 342,166
Balance at the end of period	478,966	$ 342,166
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	6,788
Balance at the end of period	33,639	6,788
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300
Balance at the end of period	800	300
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800
Balance at the end of period	1,500	800
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300
Balance at the end of period	1,200	1,300
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900
Balance at the end of period	3,400	900
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,500	2,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(900)	(300)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(500)	(300)
Purchases	1,100	300
Sales	(4,500)	(1,800)
Issuances	3,600	500
Settlements	(5,600)	(0)
Transfers into Level 3	2,300	700
Transfers out of Level 3	(1,100)	(300)
Foreign currency translation	0	0
Balance at the end of period	22,600	1,500
Level 3 | Financial assets at fair value held for trading | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	26,200
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0
Purchases		0
Sales		(0)
Issuances		0
Settlements		(0)
Transfers into Level 3		100
Transfers out of Level 3		(0)
Foreign currency translation		0
Balance at the end of period		100
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	500	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	600	300
Sales	(800)	(600)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	400
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,300	500
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	1,100
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(700)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(400)	(100)
Purchases	100	0
Sales	(2,700)	(1,100)
Issuances	3,600	500
Settlements	(5,600)	(0)
Transfers into Level 3	2,000	0
Transfers out of Level 3	(800)	(200)
Foreign currency translation	0	0
Balance at the end of period	19,600	600
Level 3 | Financial assets at fair value held for trading | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	23,100
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0
Purchases	100
Sales	(200)
Issuances	0
Settlements	(0)
Transfers into Level 3	200
Transfers out of Level 3	(100)
Foreign currency translation	0
Balance at the end of period	300	100
Level 3 | Financial assets at fair value held for trading | Equity instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	400
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,700	4,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	2,100	700
Sales	(2,200)	(1,200)
Issuances	0	100
Settlements	(0)	(0)
Transfers into Level 3	800	200
Transfers out of Level 3	(300)	(300)
Foreign currency translation	100	0
Balance at the end of period	8,400	3,700
Level 3 | Financial assets at fair value not held for trading | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	4,200
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	300	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	0
Purchases	600	400
Sales	(400)	(400)
Issuances	0	100
Settlements	(0)	(0)
Transfers into Level 3	400	100
Transfers out of Level 3	(200)	(300)
Foreign currency translation	0	0
Balance at the end of period	2,300	700
Level 3 | Financial assets at fair value not held for trading | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	800
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300	1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,200	1,300
Level 3 | Financial assets at fair value not held for trading | Auction rate securities | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	0
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	500	100
Sales	(400)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	100	0
Balance at the end of period	3,100	800
Level 3 | Financial assets at fair value not held for trading | Equity instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	2,100
Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,500	1,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	600
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	300
Purchases	0	0
Sales	(0)	(0)
Issuances	1,000	400
Settlements	(800)	(700)
Transfers into Level 3	300	100
Transfers out of Level 3	(700)	(0)
Foreign currency translation	0	0
Balance at the end of period	2,600	1,500
Level 3 | Derivatives [Member] | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	1,400
Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	500	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	300
Purchases	0	0
Sales	(0)	(0)
Issuances	200	0
Settlements	(300)	(200)
Transfers into Level 3	100	0
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	0
Balance at the end of period	400	500
Level 3 | Derivatives [Member] | Interest rate contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	200
Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	0	0
Sales	(0)	(0)
Issuances	600	400
Settlements	(200)	(300)
Transfers into Level 3	100	100
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,300	700
Level 3 | Derivatives [Member] | Equity / index contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	500
Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(200)	(200)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	100
Foreign currency translation	0	0
Balance at the end of period	500	$ 300
Level 3 | Derivatives [Member] | Credit derivative contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired	$ 200